Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net loss	$ (5,612,941)	¥ (36,624,446)	¥ (172,460,914)	¥ (394,797,299)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,504,119	16,339,376	26,101,844	36,289,554
Loss from disposal of property and equipment	102,255	667,217
Allowance for doubtful accounts	1,708,064	11,145,117	61,278,914	59,214,311
Impairment loss of goodwill		0	0	267,917,575
Loss from equity in affiliates	247,166	1,612,759	5,015,063	113,486,155
Gain from disposal of subsidiaries and investment in affiliates	(19,654)	(128,240)	(12,559,048)	(1,051,867)
Loss on investment in equity securities	1,532,567	10,000,000	4,723,612	1,500,000
Share-based compensation	550,713	3,593,400	9,583,596	18,108,942
Changes in operating assets and liabilities:
Accounts receivable	(1,002)	(6,539)	32,449,697	(6,713,876)
Other receivables	739,365	4,824,357	(2,975,011)	9,749,600
Other assets	(1,034,747)	(6,751,725)	16,497,858	(10,359,399)
Amounts due from related parties	7,636,519	49,828,289	51,449,973	26,800,336
Accrued payroll and welfare expenses	(60,067)	(391,939)	(58,269,184)	(96,064,627)
Income tax payable	427,963	2,792,459	(144,737,787)	48,663,004
Other tax payable	298,680	1,948,889	(42,314,442)	(15,124,159)
Deferred revenue	(4,000,516)	(26,103,365)	14,892,464	(3,439,970)
Other current liabilities	(1,122,425)	(7,323,826)	(11,592,885)	12,567,773
Deferred revenue from related parties	(3,859,295)	(25,181,897)	(86,520,421)	(100,647,014)
Deferred taxes	45,299	295,573	96,180,849	(33,820,672)
Net cash provided by (used in) operating activities	82,063	535,459	(213,255,822)	(67,721,633)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(328,438)	(2,143,055)	(13,203,815)	(9,308,534)
Collection of held-to-maturity investments				3,680,000
Purchase of long-term investments			(200,000,000)
Proceeds of long-term investments			34,200,000	4,800,000
Payment for investment in affiliates			(58,759,800)	(215,900,000)
Proceeds from disposal of investment in affiliates	875,797	5,714,573	13,172,739	218,678,718
Origination of short-term loan	(7,662,835)	(50,000,000)		(3,000,000)
Collection of short-term loan			4,000,000
Acquisition of subsidiaries, net of cash payment			(200,000)
Proceeds from disposal of subsidiary, net of cash disposed			33,999,151	218,171
(Payment) collection of advanced payment for acquisition				125,000
Loan to related parties	(1,532,567)	(10,000,000)	(200,000,000)	(661,167,166)
Collection of loan to related parties	3,678,161	24,000,000	21,128,271	622,850,900
Loan to noncontrolling interest shareholder				(1,858,779)
Net cash used in investing activities	(4,969,882)	(32,428,482)	(365,663,454)	(40,881,690)
Cash flows from financing activities:
Capital contribution from noncontrolling interest shareholder				1,858,779
Dividend paid to Jupai shareholders				(126,355,510)
Prepayment of purchase of noncontrolling interests				(200,000)
Repurchase of shares	(1,085,839)	(7,085,100)
Proceeds from option exercise			29,636	3,267,210
Net cash (used in) provided by financing activities	(1,085,839)	(7,085,100)	29,636	(121,429,521)
Effect of exchange rate changes	(2,466,151)	(16,091,630)	(11,369,704)	4,820,616
Net increase (decrease) in cash, cash equivalents and restricted cash	(8,439,809)	(55,069,753)	(590,259,344)	(225,212,228)
Cash, cash equivalents and restricted cash-beginning of the year	109,165,624	712,305,698	1,302,565,042	1,527,777,270
Cash, cash equivalents and restricted cash-end of the year	100,725,815	657,235,945	712,305,698	1,302,565,042
Supplemental disclosure of cash flow information:
Cash paid (refund) for income taxes	$ (351,189)	¥ (2,291,508)	¥ 101,501,575	115,362,823
Non-cash investing and financing activities:
Disposal of a subsidiary included in other receivables				3,000,000
Disposal of an investment included in other receivables				¥ 2,000,000